FUNDS FROM SECURITIES ISSUED (Tables)	12 Months Ended
Dec. 31, 2023
Funds From Securities Issued
Schedule of composition by type of security issued and location
	R$ thousands
	On December 31, 2023	On December 31, 2022
Instruments Issued – Brazil:
Real estate credit notes	52,115,729	51,258,545
Agribusiness notes	40,062,692	31,176,213
Financial bills	105,426,827	93,772,038
Letters property guaranteed	36,144,798	30,290,640
Subtotal	233,750,046	206,497,436
Securities – Overseas:
Euronotes	3,442,593	3,934,384
Securities issued through securitization – (item (b))	3,925,938	8,456,444
Subtotal	7,368,531	12,390,828
Structured Operations Certificates	3,847,681	3,369,064
Total	244,966,258	222,257,328

Schedule of changes in securities issued
	R$ thousands
	2023	2022
Opening balances on January 1	222,257,328	166,228,542
Issuance	105,259,934	101,692,599
Interest accrued	25,707,778	21,101,371
Settlement and interest payments	(108,774,110)	(64,795,895)
Exchange variation and others	515,328	(1,969,289)
Closing balance on December 31	244,966,258	222,257,328